Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000271425 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000271425 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000271425 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000271425 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000271425 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000271425 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000271425 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000271425 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000271425 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000271425 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000271425 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000271425 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000271425 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000271426 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000271426 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000271426 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000271426 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000271426 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000271426 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000271426 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000271426 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000271426 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000271426 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000271426 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000271426 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000271427 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000271427 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000271427 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000271427 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000271427 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000271427 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000271427 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000271427 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000271427 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000271427 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000271427 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000271427 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000271428 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000271428 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000271428 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000271428 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000271428 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000271428 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000271428 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000271428 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000271428 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000271428 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000271428 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000271428 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000271429 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000271429 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000271429 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000271429 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000271429 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000271429 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000271429 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000271429 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000271429 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000271429 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000271429 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000271429 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000271430 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000271430 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000271430 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000271430 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000271430 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000271430 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000271430 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000271430 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000271430 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000271430 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000271430 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000271430 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000271430 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000271431 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271431 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000271431 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000271431 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000271431 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000271431 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000271431 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000271431 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000271431 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000271431 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000271431 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000271431 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000271432 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000271432 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000271432 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271432 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000271432 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000271432 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000271432 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000271432 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000271432 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000271432 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000271432 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000271432 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000271432 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000271433 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000271433 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000271433 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000271433 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000271433 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000271433 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000271433 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000271433 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000271433 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000271433 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000271433 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000271433 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000271434 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000271434 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000271434 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000271434 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000271434 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000271434 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000271434 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000271434 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000271434 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000271434 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000271434 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000271434 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000271434 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%